Deposits - Schedule of Maturities of All Certificates of Deposit (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Deposits [Abstract]
2024	$ 141,894
2025	105,495
2026	23,497
2027	15,579
2028	2,296
2029	4,053
Total	$ 292,814